Shareholders' equity - Weighted average number of shares outstanding (Details)	6 Months Ended
Jun. 30, 2020 shares
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares outstanding - basic (in shares)	2,654,514,167
Weighted average number of shares outstanding - diluted (in shares)	2,682,021,278